Commitments and Contingencies (Details) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2015	Mar. 31, 2019 CAD ($) contract	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 CAD ($)	Apr. 16, 2019 CAD ($)
FortisBC Energy | Purchase of pipeline capacity
Site Contingency [Line Items]
Purchase agreements | contract		2
Purchase commitment term		42 years
Purchase obligation		$ 334,000,000
UNS Energy | Build-transfer agreement | Expected
Site Contingency [Line Items]
Development agreement			$ 111	$ 259
FortisBC Electric | Power purchase obligation
Site Contingency [Line Items]
Purchase commitment term	40 years
Purchase obligation						$ 2,600,000,000
FHI and Fortis | Claim related to pipeline rights
Site Contingency [Line Items]
Contingency accrual					$ 0